Mixed Company: (Details Text) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Mixed Company: [Abstract]
Siembra Minera beneficial ownership by Venezuela	55.00%
Siembra Minera beneficial ownership by the Company	45.00%
Costs incurred related to Mixed Company	$ 1.6